Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

	Interest %	December 31,
		2018	2017
Short-term loans	Libor+0.9%	$208,606	$122,118
Short-term bank credit	Prime -0.5%	215	11,632
		$208,821	$133,750